Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 202	¥ 174
Debt securities issued by SPEs with an initial fair value	1,769	1,308
Cash inflows from third parties on the sale of debt securities	1,245	991
Cumulative balance of financial assets transferred to SPEs	4,177	4,488
Retained interests	163	138
Interests held in SPEs	¥ 24	¥ 20